Non-controlling Interest in GasLog Partners - Allocation of GasLog Partners' profit (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Allocation of GasLog Partners' profit
Profit/(loss) for the period	$ (10,512)	$ 14,212	$ (4,613)	$ 56,753
Profit/(loss) for the period attributable to owners of the Group	(25,998)	(3,620)	(36,945)	15,684
Profit allocated to non-controlling interests	15,486	17,832	32,332	41,069
GasLog Partners LP
Allocation of GasLog Partners' profit
Profit/(loss) for the period	19,143	22,901	39,509	54,903
Profit/(loss) for the period attributable to owners of the Group	3,657	5,069	7,177	13,834
Profit allocated to non-controlling interests	15,486	17,832	32,332	41,069
GasLog Partners LP | Common shares/units
Allocation of GasLog Partners' profit
Profit/(loss) for the period	11,329	17,095	23,858	41,152
GasLog Partners LP | General partner units
Allocation of GasLog Partners' profit
Profit/(loss) for the period	232	349	487	888
GasLog Partners LP | IDRs
Allocation of GasLog Partners' profit
Profit/(loss) for the period				2,368
GasLog Partners LP | Preference shares/units
Allocation of GasLog Partners' profit
Profit/(loss) for the period	$ 7,582	$ 5,457	$ 15,164	$ 10,495